Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Other Assets [Abstract]
Other Assets	7. Other Assets As of September 30, 2024 and December 31, 2023, the entire balance of other assets consisted of security deposits.

6.      Other Assets

Other assets consist of the following (in thousands):

	As of December 31,
	2023	2022
Security deposits	$772	$101
Vendor deposits	—	21
Total prepaid expenses and other current assets	$772	$122